1 Lincoln Street Floor 7 Mail Stop SFC 0805 Boston, MA 02111

October 5, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:         The Arbitrage Funds (the “Trust”)

(File Nos. 333-30470; 811-09815)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for The Arbitrage Funds, each dated September 30, 2022, do not differ from those contained in Post Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on September 30, 2022 (Accession #0001104659-22-104709).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link

Brian Link

Vice President and Managing Counsel

State Street Bank and Trust Company